REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES	12 Months Ended
Dec. 31, 2025
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES

7.REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES

The split of SCHMID revenues according to types of sales categories is as follows:

in € thousand	2025	2024	2023
Technical equipment and processes(1)	54,446	47,443	77,554
Spare Parts	7,767	8,976	9,722
Service(2)	4,117	3,971	1,781
Other	615	446	1,189
Total	66,945	60,836	90,246
(1)	Included within the “Technical equipment and processes” category is revenue from the sale and installation of machines, long-term development and extended warranties.
(2)	Included within the “Services” category is revenue from repair services, installations of modifications and inspections.

Revenue recognized at a point in time was €65,789 thousand, €51,232 thousand and €81,761 thousand for the fiscal years ended December 31, 2025, 2024 and 2023, respectively. Revenue recognized over time was €1,157 thousand, €9,603 thousand and €8,485 thousand for the fiscal years ended December 31, 2025, 2024 and 2023, respectively.

At the end of fiscal year 2025, SCHMID had contract liabilities in connection with the sale of machines, spare parts and installations resulting from prepayments made by customers of €13,555 (December 31, 2024: €11,284 thousand). The services provided by SCHMID and the timing of payments made by the customer during the contract term may differ. In those cases, the contract is recognized in the Consolidated Statements of Financial Position as either a contract asset or a contract liability. Apart from contract liabilities in connection with customer prepayments, SCHMID has in past period recognized long-term development contracts over time, which led to a recognition of contract assets. No contract assets existed as of December 31, 2025 and 2024.

Changes to contract liabilities for years ended December 31, 2025 and 2024 are as follows:

in € thousand	2025	2024
Balance at January 1	11,284	17,931
Sales revenues included in contractual liabilities at the beginning of the period	(11,153)	(17,769)
Increase due to customer payments received	13,425	11,121
Balance at December 31	13,555	11,284

At the end of fiscal year 2025, the Order Backlog for the machine sales amounts to €50,886 thousand (December 31, 2024: €27,713 thousand,December 31, 2023: €48,651 thousand). All order backlog is expected to be realized within 12 months.

Order Backlog represents the goods or services contractually committed by customers but not delivered/provided as of the date of the statement of financial position.

SCHMID’s cost of sales include the following cost types:

in € thousand	2025	2024	2023
Personnel expenses	(17,983)	(17,545)	(16,690)
Material expenses	(24,911)	(21,821)	(35,767)
Depreciation/amortization	(3,006)	(5,209)	(4,904)
Other expenses	(5,028)	(4,217)	(6,488)
Total cost of sales	(50,928)	(48,791)	(63,849)

Other expenses include a variety of positions such as cost for outward freight, production-related short-term leases and facility costs.